Borrowings - Bonds (Details) kr in Thousands, $ in Thousands				6 Months Ended
	Jan. 31, 2020 NOK (kr)	Jan. 31, 2020 USD ($)	Jan. 13, 2020 USD ($)	Jun. 30, 2020 USD ($) $ / kr	Dec. 31, 2019 USD ($) $ / kr
Borrowings
Loss on redemption of bond				$ 1,937
Outstanding balance				$ 3,373,042	$ 3,147,395
8.875% Senior Notes
Borrowings
Amount of partial exchange of notes			$ 10,000
Interest rate			8.875%	8.875%
Outstanding balance				$ 313,344	322,938
NOK 2021 and 2024 Bonds
Borrowings
Outstanding balance					149,433
Fair value of bond					$ 157,383
Exchange rate | $ / kr					0.1134
NOK 2021 Bonds
Borrowings
Repurchase and cancellation of bonds | kr	kr 434,000
Percentage of redemption price of par value	104.00%	104.00%
Loss on redemption of bond		$ 1,937
NOK 2024 Bonds
Borrowings
Outstanding balance				91,533
Fair value of bond				$ 77,256
Exchange rate | $ / kr				0.1033